COMMITMENTS AND CONTINGENCIES (Details) (Non-cancelable Operating Lease Agreements [Member], CNY)	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	1,543,830,000
2014	1,580,590,000
2015	1,591,795,000
2016	1,590,278,000
2017	1,579,878,000
Thereafter	9,836,147,000
Total	17,722,518,000
Related party [Member]
Operating Leased Assets [Line Items]
2013	1,800,000
2014	1,800,000
2015	1,800,000
2016	1,650,000
2017	500,000
Thereafter	0
Total	7,550,000
Non-related party [Member]
Operating Leased Assets [Line Items]
2013	1,542,030,000
2014	1,578,790,000
2015	1,589,995,000
2016	1,588,628,000
2017	1,579,378,000
Thereafter	9,836,147,000
Total	17,714,968,000